Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

Other current assets included the following as of June 30, 2026, and December 31, 2025:

	June 30,	December 31,
	2026	2025
Prepaid expenses and other current assets	153,384	205,423
Total other current assets	$153,384	$205,423

Other current assets included the following as of December 31, 2025 and December 31, 2024:

	December 31,	December 31,
	2025	2024
Prepaid expenses and other current assets	205,423	276,563
Total other current assets	$205,423	$276,563